Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2016	2017
Basic:
Numerator:
Net income	$3,964	$304	$25,426
Denominator:
Net weighted-average number of common stock shares outstanding	18,008	18,272	18,512
Net income per share—basic:	$0.22	$0.02	$1.37
Diluted:
Numerator:
Net income	$3,964	$304	$25,426
Denominator:
Net weighted average number of common stock shares outstanding	18,008	18,272	18,512
Dilutive effect of common stock	78	42	535
Total common stock shares used in per share calculation	18,086	18,314	19,047
Net income per share—diluted	$0.22	$0.02	$1.33

Schedule Of Anti-dilutive Shares Excluded From Computation Of Net Income Per Share
The number of outstanding anti-dilutive shares that were excluded from the computation of diluted net income per share consisted of the following (in thousands):

	Year Ended December 31,
	2015	2016	2017
Common stock options	1,484	1,222	908
Restricted stock units	866	768	1,296
Total	2,350	1,990	2,204